DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--117.0%

	ELECTRIC, GAS AND WATER--84.8%
1,751,790	Alliant Energy Corp.(a)	$ 85,224,583
1,276,100	Ameren Corp.(a)	92,797,992
988,640	American Electric Power Co., Inc.(a)	79,990,862
589,890	American Water Works Co.(a)	93,804,308
732,000	Atmos Energy Corp.(a)	65,148,000
389,700	Black Hills Corp.	23,039,064
3,796,070	CenterPoint Energy, Inc.(a)(b)	80,059,116
1,564,820	CMS Energy Corp.(a)	89,006,962
1,275,600	Dominion Energy, Inc.(a)(b)	92,978,484
795,550	DTE Energy Co.(a)(b)	94,447,696
1,000,000	Edison International(a)	58,160,000
1,893,000	EDP-Energias de Portugal, S.A. (Portugal)	11,894,595
1,296,855	Emera Inc. (Canada)	54,282,232
1,029,000	Enel S.p.A. (Italy)	10,239,832
1,019,110	Essential Utilities, Inc.	47,184,793
1,592,441	Evergy, Inc.(a)(b)	85,561,855
1,171,200	Eversource Energy(a)(b)	102,480,000
1,138,500	FirstEnergy Corp.	35,020,260
1,079,800	Fortis Inc. (Canada)	43,717,763
2,960,100	National Grid plc (United Kingdom)	34,550,881
1,081,600	New Jersey Resources Corp.	37,866,816
1,187,435	NextEra Energy, Inc.(a)	96,027,868
827,210	Nextera Energy Partners, LP	67,417,615
2,655,000	NiSource Inc.(a)	58,808,250
800,000	Northwest Natural Holding Co.	37,368,000
2,300,000	OGE Energy Corp.(a)	70,196,000
576,000	ONE Gas, Inc.	42,122,880
936,100	Pinnacle West Capital Corp.(a)	70,441,525
1,716,600	Public Service Enterprise Group Inc.(a)(b)	96,867,738
785,910	Sempra Energy(a)(b)	97,264,222
1,500,000	South Jersey Industries, Inc.	34,650,000
1,609,850	Southern Co.(a)	94,852,362
840,900	Spire Inc.	51,454,671
1,016,200	WEC Energy Group, Inc.(a)	90,340,180
1,386,900	Xcel Energy Inc.(a)(b)	88,747,731
		2,314,015,136

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS -- (Continued)
January 31, 2021
(Unaudited)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--14.7%
381,000	Cheniere Energy, Inc.*	$ 24,128,730
140,941	Cheniere Energy Partners, LP	5,516,431
421,000	DCP Midstream LP	8,420,000
1,235,945	Enbridge Inc. (Canada)	41,527,752
3,454,062	Energy Transfer Equity LP	21,656,969
1,631,000	Enterprise Products Partners LP	32,995,130
675,000	Equitrans Midstream Corp.	4,488,750
475,000	Genesis Energy LP	2,959,250
515,000	Golar LNG Limited* (Bermuda)	5,577,450
50,000	Hess Midstream LP Class A	1,043,500
375,000	Keyera Corp. (Canada)	7,051,157
1,525,026	Kinder Morgan, Inc.(a)	21,472,366
462,090	Magellan Midstream Partners LP	20,544,521
185,000	Marathon Petroleum Corp.	7,984,600
1,056,852	MPLX LP	24,423,850
442,150	ONEOK, Inc.	17,610,835
986,600	Pembina Pipeline Corp. (Canada)	25,996,286
75,000	Phillips 66	5,085,000
183,419	Phillips 66 Partners LP	4,607,485
2,113,900	Plains All American Pipeline, LP	17,693,343
610,000	Rattler Midstream LP	5,831,600
940,120	Targa Resources Corp.	25,731,084
806,000	TC Energy Corp. (Canada)(a)(b)	34,601,580
252,020	Westlake Chemical Partners LP	6,003,116
1,373,500	The Williams Companies, Inc.	29,159,405
		402,110,190

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS -- (Continued)
January 31, 2021
(Unaudited)

	TELECOMMUNICATIONS--17.5%
289,000	American Tower Corp.	$ 65,707,040
2,290,700	AT&T Inc.(a)(b)	65,582,741
951,515	BCE Inc. (Canada)(a)(b)	40,344,236
1,002,350	Comcast Corp. Class A	49,686,489
630,100	Crown Castle International Corp.(a)(b)	100,349,726
1,000,000	Orange SA (France)	11,789,390
2,560,600	Telus Corp. (Canada)	52,897,753
1,416,389	Verizon Communications Inc.(a)	77,547,298
782,200	Vodafone Group Plc ADR (United Kingdom)	13,414,730
		477,319,403
	Total Common Stocks & MLP Interests (Cost $2,532,953,714)	3,193,444,729

Par Value

BONDS--18.4%

	ELECTRIC, GAS AND WATER--9.3%
$ 12,000,000	American Water Capital Corp.
	3.40%, 3/01/25(a)	13,273,397
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	33,422,549
6,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,826,023
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	5,626,547
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,704,569
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,956,847
10,000,000	Duke Energy Corp.
	3.15%, 8/15/2027	11,135,653
5,600,000	Edison International
	4 1/8%, 3/15/28	6,167,919
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	11,155,075
5,000,000	Entergy Louisiana, LLC
	4.44%, 1/15/26	5,770,517
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,651,267
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	8,314,274
10,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24(a)(b)	10,783,314
7,000,000	Indiana Michigan Power Co.
	3.20%, 3/15/23	7,355,982
11,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	12,002,621

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS -- (Continued)
January 31, 2021
(Unaudited)

$ 14,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	$ 15,800,228
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	6,944,144
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	11,433,803
5,000,000	Public Service Electric
	3.00%, 5/15/25	5,458,969
10,000,000	Public Service Electric
	3.00%, 5/15/27	11,068,314
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	5,498,200
9,000,000	Sempra Energy
	3.55%, 6/15/24	9,779,208
11,300,000	Southern Power Co.
	4.15%, 12/01/25	12,943,573
13,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	14,348,713
6,720,000	Wisconsin Energy Corp.
	3.55%, 6/15/25	7,443,564
		254,865,270

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.6%
11,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26(a)(b)	12,786,941
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,397,700
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,747,426
6,000,000	Enterprise Products Operating LP
	3.35%, 3/15/23	6,329,530
6,000,000	Enterprise Products Operating LP
	3.13%, 7/31/29	6,581,065
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	10,679,780
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	13,539,515
10,000,000	Phillips 66
	3.90%, 3/15/28	11,393,014
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,599,108
12,210,000	TransCanada PipeLines Ltd. (Canada)
	3 3/4%, 10/16/23	13,182,150
9,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28	10,874,969
10,000,000	Williams Partners LP
	3.60%, 3/15/22	10,301,411
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,575,788
		125,988,397

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS -- (Continued)
January 31, 2021
(Unaudited)

	TELECOMMUNICATIONS--4.5%
$ 4,500,000	American Tower Corp.
	5.00%, 2/15/24	$ 5,072,102
5,500,000	American Tower Corp.
	3.00%, 6/15/23	5,821,339
5,000,000	AT&T Inc.
	4.45%, 4/01/24	5,563,260
7,000,000	AT&T Inc.
	3.55%, 6/01/24	7,589,256
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	17,574,900
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,851,281
10,190,000	Crown Castle International Corp.
	4.45%, 2/15/26	11,730,963
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	21,651,483
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,871,516
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	23,458,583
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	7,395,789
		121,580,472
	Total Bonds (Cost $439,948,361)	502,434,139

TOTAL INVESTMENTS--135.4% (Cost $2,972,902,075)		$ 3,695,878,868
Secured borrowings--(14.6)%		(400,000,000)
Secured notes--(11.0)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(11.0)%		(300,000,000)
Other assets less other liabilities--1.2%		33,262,135
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$ 2,729,141,003

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS -- (Continued)
January 31, 2021
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

 * Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report.  The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2021:

	Level 1	Level 2
Common stocks & MLP interests	$3,193,444,729	-
Bonds	-	$502,434,139
Total	$3,193,444,729	$502,434,139

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/dnp or the Securities and Exchange Commission's website at www.sec.gov.